SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2014	3,396,500	1.72	4.28	—
Forfeited	(542,500)	1.42		—

Outstanding, December 31, 2014	2,854,000	1.77	3.22	—

Vested and expected to be vested at December 31, 2014	2,854,000	1.77	3.22	—

Exercisable at December 31, 2014	2,854,000	1.77	3.22	—

RSU Activity under 2007 Incentive Plan

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)
Unvested, January 1, 2014	198,565	3.33	550,025
Granted	333,008	2.27
Vested	(80,991)	3.24	203,238
Forfeited	(78,439)	1.84

Unvested, December 31, 2014	372,143	2.71	409,357

Compensation Expense Relating to Share Options and RSU

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cost of revenues	2,971	234	689	111
Selling expenses	971	436	329	53
General and administrative expenses	3,264	1,951	1,180	190
Research and development expenses	576	39	220	36

	7,782	2,660	2,418	390